SCHEDULE OF INVENTORY AND DEPOSITS (Details) - USD ($)	Dec. 31, 2021	Dec. 31, 2020
Inventory Disclosure [Abstract]
Inventory - Finished goods	$ 685,854	$ 681,709
Inventory deposits		141,164
Total Inventory and deposits	$ 685,854	$ 822,873